Summary of Option Pricing Model to Stock Options Granted (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair value of common stock on date of grant	$ 3.25		$ 3.25	$ 3.25	$ 3.25
Risk free interest rate, minimum	0.89%	1.68%	0.66%	0.66%	0.36%
Risk free interest rate, maximum	0.98%	3.01%	0.98%	1.26%	0.38%
Expected term (years)	5 years				5 years
Expected volatility, minimum	120.00%	111.00%	120.00%	118.00%	122.00%
Expected volatility, maximum	124.00%	119.00%	125.00%	125.00%	124.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Fair value of common stock on date of grant		$ 2.27
Expected term (years)		3 years 6 months 10 days	5 years	5 years
Maximum [Member]
Fair value of common stock on date of grant		$ 3.00
Expected term (years)		6 years	6 years	6 years